Property, plant and equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment consist of the following:

2013
	Cost	Accumulated depreciation	Net book value
Generation
Renewable	$1,438,229	$166,175	$1,272,054
Thermal	116,975	43,596	73,379
Distribution
Water & wastewater	303,410	63,807	239,603
Electricity	277,679	16,782	260,897
Gas	690,034	19,758	670,276
Land	8,266	—	8,266
Equipment	71,292	25,111	46,181
Construction in progress	138,048	—	138,048
	$3,043,933	$335,229	$2,708,704

2012
	Cost	Accumulated depreciation	Net book value
Generation
Renewable	$1,132,631	$78,772	$1,053,859
Thermal	208,183	78,336	129,847
Distribution
Water & wastewater	240,376	52,162	188,214
Electricity	259,461	7,765	251,696
Gas	352,491	5,940	346,551
Land	7,318	—	7,318
Equipment	67,740	22,712	45,028
Construction in progress	63,765	—	63,765
	$2,331,965	$245,687	$2,086,278

Renewable generation assets include cost of $86,774 (2012 - $88,198) and accumulated depreciation of $31,739 (2012 - $29,584) related to facilities under capital lease or owned by consolidated variable interest entities. Depreciation expense of facilities under capital lease was $2,155 (2012 - $2,244).
Investments tax credits, government grants and contributions received in aid of construction of $3,098 (2012 - $6,341) have been credited to the cost of the distribution assets. Water and wastewater distribution assets include expansion costs of $1,000 on which the Company does not currently earn a return.
Subsequent to year-end, on January 3, 2014, APUC, through wholly owned subsidiaries, acquired a new office facility in Oakville, Ontario. The purchase price for the building was $46,800 and was financed through APUC's credit facility.